Label	Element	Value
Rockefeller Intermediate Tax Exempt New York Bond Fund
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Supplement [Text Block]	ck0001141819_SupplementTextBlock
Rockefeller Intermediate Tax Exempt New York Bond Fund

Each a series of Trust for Professional Managers (the “Trust”)

Supplement dated April 30, 2014 to the

Prospectus dated December 26, 2013, as previously supplemented

Effective June 29, 2014, the Board of Trustees of the Trust, based upon the recommendation of Rockefeller & Co., Inc., (the “Adviser”), the adviser for the Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Funds”), each a series of the Trust, has approved a non-material change to each Fund’s principal investment strategy.  The change eliminates each Fund’s requirement to invest 80% of its net assets in intermediate duration municipal bonds and other fixed-income securities.

Risk/Return [Heading]	rr_RiskReturnHeading	Rockefeller Intermediate Tax Exempt New York Bond Fund
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The first paragraph under the sub-heading entitled “Principal Investment Strategies” beginning on page 17 of the “Summary Section” of the Prospectus is hereby revised as follows:

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities whose interest is exempt from regular federal, New York State and New York City personal income tax, including the federal AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligations issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and obligations of other issuers that pay interest that is exempt from regular federal and New York State and New York City personal income tax.  While the Fund will invest primarily in tax free securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, New York State and New York City personal income tax, including the federal AMT.  The Fund invests primarily in investment grade fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.  The Fund is non-diversified.

Please retain this Supplement with your Prospectus for future reference.